                               DK INVESTORS, INC.

                        --------------------------------

                               SEMI-ANNUAL REPORT
                                    JUNE 2002

                        --------------------------------


                               DK INVESTORS, INC.
                        205 LEXINGTON AVENUE, 16TH FLOOR
                            NEW YORK, NEW YORK 10016
                                 (212) 779-4233

                               DK INVESTORS, INC.
                        205 LEXINGTON AVENUE, 16TH FLOOR
                            NEW YORK, NEW YORK 10016
                                 (212) 779-4233
--------------------------------------------------------------------------------

August 29, 2002

To Our Shareholders:

       At the annual meeting of the company held on May 8, 2002, the shareholders re-elected the seven person board of directors. In light of current concerns generally regarding corporate governance, we wish to remind you that, as required by the Investment Company Act of 1940, four of the seven directors of DK are independent individuals with no interests in the company except as members of its board.

       The shareholders also approved the renewal of the investment advisory contract of Wells Fargo Bank, N.A. and ratified the selection of Cummings & Carroll, CPA's as the auditors of the company for the current fiscal year.

       We continue to ladder our investments so that we can take advantage of any significant interest rate changes. This way we will always have maturities to provide cash to make new purchases and to find the best interest rates available.

       This letter is accompanied by our auditor's report on the financial condition of the Company as of June 30th. During the period January 1 through June 30, DK Investors had net investment income of $248,300 as compared to $289,162 for the comparable period of the prior year. These earnings translate to $.21 per share as compared to $0.24 per share of common stock for the comparable period of the prior year. In January 2002, and again in April, DK paid dividends to shareholders. These two dividends aggregated $0.22 per share. A dividend of $0.11 per share was also paid to shareholders on July 2 to shareholders of record on June 4, 2002.

       At the meeting of the Board held directly after the shareholders meeting, your Board elected Gene Nadler President, Harry Nadler, Executive Vice President, and Martin Mushkin, Secretary. The board meets quarterly and the next meeting will be held in September.

Sincerely yours,

Gene Nadler
President

                                DK INVESTORS INC.

                              FINANCIAL STATEMENTS

                                  JUNE 30, 2002

To the Shareholders and Board of Directors
DK Investors Inc.

We have performed a limited review of the statements of assets and liabilities of DK Investors Inc., including the portfolio of investments as of June 30, 2002, and the related statements of operations and changes in net assets for the six months then ended.

Our review was performed in accordance with standards for such reviews promulgated by the American Institute of Certified Public Accountants, and, accordingly, consisted principally of obtaining an understanding of the accounting system for preparation of interim financial information; making an analytical review of pertinent financial data; and making inquiries of, and evaluating responses from certain officials of the company who have responsibility for financial and accounting methods. All information included in these financial statements is the representation of the management of DK Investors Inc.

Because our limited review did not constitute an examination made in accordance with generally accepted auditing standards, we express no opinion on the aforementioned financial statements.

Based on our review, we are not aware of any material modifications that should be made to the accompanying financial statements, in order for them to be in conformity with generally accepted accounting principles.

                                                CUMMINGS & CARROLL, P.C.


                                                Certified Public Accountants

July 29, 2002
Great Neck, New York

         DK INVESTORS INC.STATEMENTS OF ASSETS AND LIABILITIES JUNE 30,
                                   (Unaudited)


                    ASSETS
                                                       2002                2001
                                                       ----                ----
Investments in securities at market
(identified cost - 2002 $14,446,077
     2001 $14,624,594)                             $15,100,354        $15,004,700
Accrued interest receivable                            213,352            279,827
Deferred charge                                         11,454              9,126
National Tax-Free Money Market, Wells Fargo            612,842                 --
Cash                                                   129,329             61,815

Total Assets                                       $16,067,331        $15,355,468

                    LIABILITIES

Payable for securities purchased                   $   505,404        $        --
Accrued expenses                                         1,250             14,032
Dividends payable
  (2002 - July 2, 2002
  2001 - July 2, 2001)                                 129,329            141,086

Total Liabilities                                      635,983            155,118

Net assets
  (equivalent to $13.13 and $12.93 per share
  respectively, based on 1,175,664
  shares capital stock outstanding)                $15,431,348        $15,200,350


See accountants' review report and accompanying notes.


            DK INVESTORS INC.INVESTMENT IN SECURITIES JUNE 30, 2002
                                  (Unaudited)

                                                                                                               % OF
                                                                                                            INVESTMENT
                                      COUPON                      PRINCIPAL     COST OR          MARKET        BASED
SECURITIES                             RATE          MATURITY      AMOUNT        BASIS           VALUE        ON M.V.
----------                             ----          --------      ------        ------          -----        -------
Lewisville TX Indpt Sch Dist            7.500          2002        300,000       301,044        302,292        2.00%
Hamilton Twp NJ Sch Dist                7.000          2002        260,000       261,640        266,570        1.77%
Port Arthur Tx Nav Dist               Var/Rate         2003        500,000       500,000        500,000        3.31%
Lincoln, MI Cons Sch Dist               7.000          2003        325,000       332,233        339,365        2.25%

Tempe, AZ                               6.625          2003        210,000       214,222        220,536        1.46%

DeKalb Cnty GA Dev Auth               Var/Rate         2003        100,000       100,000        100,000        0.66%
Twin Lakes Ind Sch Bldg                 3.200          2004        100,000       100,000        101,778        0.67%
Rowlett, TX                             6.000          2004        170,000       173,887        180,676        1.20%
Collin Cnty Tex Cnty Col.               4.500          2004        100,000       101,921        104,994        0.70%
Kansas St. Dev.Fin.Au.                  3.000          2004        100,000       101,277        102,084        0.68%

Gladstone MI Pub Sch                    6.500          2005        100,000       105,903        110,735        0.73%
NYS Dorm Auth                           6.500          2005        250,000       261,876        276,028        1.83%
FL St Brd Mand SKG                      7.500          2005         20,000        20,416         20,499        0.14%
Metro Pier and Expo                     6.250          2005        100,000       105,669        110,049        0.73%
Metro Pier and Expo                     6.500          2005        310,000       328,070        342,265        2.27%

Jackson Miss Pub Sch                    6.250          2005        130,000       135,203        144,066        0.95%
New Hampshire Mun.                      3.000          2005        250,000       253,258        253,607        1.68%
Cache Cnty Utah                         3.500          2005        100,000       102,109        102,805        0.68%
Dallas Texas                            4.000          2006        200,000       202,033        207,698        1.38%
NYS Dorm Auth Rev                       6.500          2006        190,000       203,739        214,367        1.42%

Wisc St. Clean Wtr Rev                  6.125          2006        350,000       373,044        391,692        2.59%
Ohio St. Bldg. Auth                     6.000          2006        210,000       219,307        235,996        1.56%
Scottsdale, AZ G/O                      6.500          2006        250,000       265,930        283,968        1.88%
NJ Waste Wtr Treatment                  7.000          2007        200,000       221,668        235,418        1.56%
Tucson, AZ Wtr                          6.750          2007        200,000       217,657        232,884        1.54%

Wichita, KS W&S                         6.000          2007        600,000       632,850        673,632        4.46%
Johnson Cnty KS Sch                     6.250          2007        100,000       106,493        114,810        0.76%
Milwaukee WI Sew                        6.000          2007        250,000       263,749        283,870        1.88%
Chicago,IL Met Wtr Reclam               7.000          2008        100,000       108,408        117,014        0.77%
Las Vegas,Clark Cty Libr.               4.000          2008        200,000       202,481        204,310        1.35%

NYS Dorm Auth                           6.000          2008        240,000       258,411        266,885        1.77%
Intermountain Pwr UT                    6.250          2008        300,000       315,839        341,973        2.26%
Brownville, TX Indpt Sch                7.250          2008        575,000       639,974        689,465        4.57%
Texas St Pub Fin Auth                   6.000          2008        150,000       164,364        170,650        1.13%
Fort Bend Cnty Tx MunUtil               6.500          2009        375,000       406,154        434,655        2.88%

                                                                                                             DK  INVESTORS
                                                                                                          INC.INVESTMENT
                                                                                                          IN SECURITIES
                                                                                                          JUNE 30, 2002
                                                                                                           (Unaudited)
                                                                                                              % OF
                                                                                                            INVESTMENT
                                  COUPON                     PRINCIPAL        COST OR          MARKET         BASED
SECURITIES                         RATE        MATURITY        AMOUNT          BASIS           VALUE          ON M.V.
----------                         ----        --------        ------          -----           -----          -------
Texas Mun Pwr Agy                  6.100         2009          500,000         528,040         578,395         3.83%
Western WI Tech                    3.750         2009          250,000         251,556         251,252         1.66%
Mississippi St G/O                 5.750         2009          300,000         308,952         339,411         2.25%
SE TX Hosp fin Agy                 7.500         2009           75,000          77,296          86,454         0.57%
Chicago IL G/O                     6.000         2010          175,000         181,142         197,507         1.31%

Texas St. Pub Fin Auth             6.500         2010          250,000         265,191         291,095         1.93%
Mesa, AZ Util                      6.500         2010          350,000         389,413         412,605         2.73%
NV Hsg Dev                         7.550         2010          140,000         142,153         140,119         0.93%
MA St. Ref Ser A                   6.000         2010          325,000         340,450         373,681         2.47%
McLean & Woodford Cty IL           7.375         2010          600,000         665,960         741,324         4.91%

Garland Tex Indft Sch Dist         4.500         2011          400,000         400,505         410,640         2.72%
Raleigh NC Comb Ent Sys            4.125         2011          175,000         176,553         177,094         1.17%
Palatine, IL                       4.750         2011          100,000         101,641         104,662         0.69%
Metro Nashville Auth             Var/Rate        2012          300,000         300,000         300,000         1.99%

Jonesboro, AR Indl Dev             6.500         2012          500,000         533,681         518,195         3.43%
Missouri St. Environmental         6.875         2014           20,000          22,383          20,485         0.14%
Hapeville, GA Dev Auth            Var/Rate       2015          900,000         900,000         900,000         5.96%
Missouri St Env Auth               7.200         2016          200,000         213,832         224,052         1.48%
Wisconsin HSG & ECO                6.400         2017          350,000         346,500         355,747         2.36%

                                                           $13,825,000     $14,446,077     $15,100,354       100.00%

See accountants' review report and accompanying notes.


                         DK INVESTORS INC.STATEMENTS OF
                  OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30,
                                  (Unaudited)

                                                                   2002               2001
                                                                   ----               ----
Income
Interest - municipal obligations
  (Less amortization of premiums
  2002 $69,740; 2001 $82,471)                                   $  317,464         $  366,215

Expenses
Investment advisory fee                                             22,568             31,220
Shareholder servicing costs, including
  transfer agent and dividend disbursing
  agent fees and expense                                             3,764              4,793
Reports to shareholders                                              5,568              5,198
Legal fees                                                          13,182             13,839
Auditing fees                                                        6,500              6,250
Directors fees                                                       5,500              5,300
Insurance                                                           10,421              8,798
Miscellaneous                                                        1,661              1,655

                                                                    69,164             77,053
Net investment income                                           $  248,300         $  289,162

Realized and Unrealized Gain (loss) on Investments

Realized gain (loss) from sale of securities
(excluding short-term securities)

Proceeds from sales                                             $1,055,565         $2,334,000
Cost of securities sold                                          1,058,317          2,424,102

Realized gain (loss)                                                (2,752)           (90,102)

Unrealized appreciation (depreciation of investments)

Beginning of period                                                379,969            210,527
End of period                                                      654,278            380,106

Increase (decrease) in unrealized appreciation                     274,309            169,579

Total Realized and Unrealized Gain (loss) on Investments        $  271,557         $   79,477


             See accountants' review report and accompanying notes.

                   DK INVESTORS INC.STATEMENTS OF CHANGES IN
                  NET ASSETS FOR THE SIX MONTHS ENDED JUNE 30,
                                  (Unaudited)

                                                                2002              2001
                                                                ----              ----
INVESTMENT ACTIVITIES

Net investment income                                     $   248,300       $   289,162

Realized and unrealized gain (loss) on investments            271,557            79,477

Distributions to shareholders                                (258,658)         (317,444)

Increase (decrease) in net assets                             261,199            51,195

NET ASSETS

Beginning of period - January 1, 2002 - 2001               15,170,149        15,149,155

End of period - June 30, 2002 - 2001                      $15,431,348       $15,200,350

                                DK INVESTORS INC.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2002 AND 2001
                                   (Unaudited)


Note 1 - Summary of Significant Accounting Policies

                  The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

         a.       Security Valuation

                  Investments in securities were valued at the bid price by Wells Fargo Bank, N.A.

         b.       Federal Income Taxes

                  The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax- free to shareholders.

         c.       Income and Expense Recognition

                  Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

         d.       Other

                  As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

Note 2 - Purchases and Sales of Securities

                  During the period ended June 30, 2002, purchases and sales of securities other than short-term were $911,000 and $1,056,000, respectively. During the period ended June 30, 2001, purchases and sales of securities other than short-term were $2,167,000 and $2,334,000, respectively.

Note 3 - Investment Advisory Fee

                  During the prior period under review the Company's agreement with Chase Bank for investment management and advisory services which called for an annual fee of 4/10ths of 1% of the average portfolio value was terminated. An agreement was reached with Wells Fargo Bank, N.A. for investment management and advisory services for an annual fee of 3/10ths of 1% of the average portfolio for the first 15 million and .25% thereafter. The fees for the six months ended June 30, 2002 and June 30, 2001 amounted to $22,568 and $31,220, respectively.

                                DK INVESTORS INC.
                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2002 AND 2001
                                   (Unaudited)


Note 4 - Distributions

                  Distributions to shareholders were $258,658 or $.22 per share in 2002 and $317,444 or $.27 per share in 2001. Distributions include $163 or $.0002 per share and $35,003 or $.0298 per share paid in 2002 and 2001 as supplemental distributions for 2001 and 2000 respectively.

Note 5 - Supplementary Information

                  Per share income and capital changes (for a share outstanding throughout the period ended):

                                                        June 30,        June 30,
                                                         2002            2001
                                                         ----            ----
Investment income                                       $  .27          $  .31
Expenses                                                   .06             .07

Net investment income                                      .21             .24

Distribution to Shareholders                              (.22)           (.27)

Net realized and unrealized gain (loss) on
investments                                                .23             .07

Net increase (decrease) in asset value                  $  .22          $  .04

Net assets value per share at end of year               $13.13          $12.93

Ratio of expenses to average net assets                    .45%            .51%


Ratio of net investment income to average net
assets                                                     1.6%            1.9%

Portfolio turnover                                        7.00%          15.61%


      Number of shares outstanding during the entire period was 1,175,664.

                               DK INVESTORS, INC.


OFFICES:           205 Lexington Avenue, 16th Floor
                   New York, New York 10016
                   (212) 779-4233

OFFICERS:          Gene Nadler                          President
                   Harry Nadler                         Executive Vice President
                   Martin Mushkin                       Secretary

DIRECTORS:         Gene Nadler                          Chairman
                   Harry Nadler
                   Francine Yellon
                   Angelo J.  Balafas
                   Andrew Brucker, Esq
                   Joseph Kell
                   Thomas B.  Schulhof


LEGAL COUNSEL:     POMERANZ GOTTLIEB & MUSHKIN, LLC
                   205 Lexington Avenue, 16th Floor
                   New York, New York 10016

AUDITORS:          CUMMINGS & CARROLL, P.C.
                   175 Great Neck Road
                   Great Neck, New York 11021

INVESTMENT
ADVISORS:          Wells Fargo Private Client Services
                   Division of Wells Fargo Bank, N.A.
                   301 University Ave. Ste. 301
                   Palo Alto, CA 94301

TRANSFER AGENT
  AND REGISTRAR:   American Stock Transfer & Trust Co.
                   40 Wall Street, 46th Floor
                   New York, New York 10005

CUSTODIAN:         Wells Fargo Bank, N.A.

ANNUAL MEETING:
On May 8, 2002, the Annual Meeting of the Shareholders of the Company was held at 205 Lexington Avenue, 16th Floor, New York, New York.

REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT FORM N-2 AND JUNE 2002 SEMI-ANNUAL REPORT ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.